Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Finance Lease Obligations

At 31 December 2017, future finance lease obligations fall due as follows:

	2017 £m	2016 £m
Within one year	5	5
In the second to fifth years inclusive	5	9
	10	14

Less: future finance charges	–	–
Total	10	14
Present value of future finance lease obligations payable:
Within one year	5	5
In the second to fifth years inclusive	5	9
Total	10	14

Summary of Outstanding Commitments Under Non-cancellable Operating Leases

At 31 December 2017, outstanding commitments under non-cancellable operating leases fall due as follows:

	2017 £m	2016 £m
Within one year	109	114
In the second to fifth years inclusive	287	338
After five years	88	115
Total	484	567

Summary of Future Lease Receivables Contracted With Sub-tenants	The future lease receivables contracted with sub-tenants fall due as follows:

	2017 £m	2016 £m
Within one year	21	17
In the second to fifth years inclusive	60	68
After five years	1	–
Total	82	85